Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 488,385	Royalties	Canada	snj:CA-QC	Abitibiwinni First Nation	Casa Berardi Project	Gold [Member]	Underground Mining
#: 2
	320,583	Fees	Canada	snj:CA-QC	Abitibiwinni First Nation	Casa Berardi Project	Gold [Member]	Underground Mining
#: 3
	184,066	Taxes	Canada	snj:CA-QC	Eeyou Itschee James Bay Regional Government	Casa Berardi Project	Gold [Member]	Underground Mining
#: 4
	134,036	Fees	Canada	snj:CA-QC	Finance Ministry Government of Quebec	Casa Berardi Project	Gold [Member]	Underground Mining
#: 5
	5,462,297	Taxes	Canada	snj:CA-QC	Revenue Ministry Government of Quebec	Casa Berardi Project	Gold [Member]	Underground Mining
#: 6
	953,445	Fees	Mexico		Federal Treasury of Mining General Directorate	Other - San Sebastian Project	Silver [Member]	Underground Mining
#: 7
	166,200	Fees	United States of America		United States of America Bureau of Land Management	Other - Fire Creek Project	Gold [Member]	Underground Mining
#: 8
	203,200	Fees	United States of America		United States of America Bureau of Land Management	Other - Hollister Project	Gold [Member]	Underground Mining
#: 9
	297,800	Fees	United States of America		United States of America Bureau of Land Management	Other - Midas Project	Gold [Member]	Underground Mining
#: 10
	178,200	Fees	United States of America		United States of America Bureau of Land Management	Other - Libby Exploration Project	Silver [Member]	Underground Mining
#: 11
	190,200	Fees	United States of America		United States of America Bureau of Land Management	Other - Monte Cristo Project	Gold [Member]	Underground Mining
#: 12
	140,800	Fees	United States of America		United States of America Bureau of Land Management	Other - Rio Grande Silver Project	Silver [Member]	Underground Mining
#: 13
	$ 145,600	Fees	United States of America		United States of America Bureau of Land Management	Other - Silver Valley Project	Silver [Member]	Underground Mining